UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robertson Opportunity Capital, LLC
Address: 8117 Preston Road
         West Tower, Suite 675
         Dallas, TX  75225

13F File Number:  28-11764

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      L. Sauer
Title:     Chief Financial Officer
Phone:     972.713.5001

Signature, Place, and Date of Signing:

     L. Sauer     Dallas, Texas     August 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $69,125 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATIONS       COM NEW          000886309     1015   127572 SH       SOLE                   127572
ACME PACKET INC                COM              004764106     1848   182600 SH       SOLE                   182600
AMERICAN EXPRESS CO            COM              025816109     2064    88800 SH       SOLE                    88800
ARCH CAP GROUP LTD             ORD              G0450A105     5120    87400 SH       SOLE                    87400
BLOCKBUSTER INC                CL A             093679108       39    58600 SH       SOLE                    58600
BLOCKBUSTER INC                CL B             093679207       78   199500 SH       SOLE                   199500
BLOUNT INTL INC NEW            COM              095180105     1527   177400 SH       SOLE                   177400
CEMEX SAB DE CV                SPON ADR NEW     151290889     1461   156472 SH       SOLE                   156472
CITRIX SYS INC                 COM              177376100     1993    62500 SH       SOLE                    62500
DAIMLER AG                     REG SHS          D1668R123     1545    42600 SH       SOLE                    42600
DEALERTRACK HLDGS INC          COM              242309102      574    33800 SH       SOLE                    33800
DECKERS OUTDOOR CORP           COM              243537107      921    13100 SH       SOLE                    13100
DELTIC TIMBER CORP             COM              247850100      809    22800 SH       SOLE                    22800
DIANA SHIPPING INC             COM              Y2066G104      762    57200 SH       SOLE                    57200
DREW INDS INC                  COM NEW          26168L205     1306   107300 SH       SOLE                   107300
EXTERRAN HLDGS INC             COM              30225X103     2212   137911 SH       SOLE                   137911
FIRST AMERN CORP CALIF         COM              318522307     3015   116375 SH       SOLE                   116375
HOLLY CORP                     COM PAR $0.01    435758305     2206   122700 SH       SOLE                   122700
INTUIT                         COM              461202103     6162   218600 SH       SOLE                   218600
LABORATORY CORP AMER HLDGS     COM NEW          50540R409     4874    71900 SH       SOLE                    71900
LENDER PROCESSING SVCS INC     COM              52602E102     1172    42200 SH       SOLE                    42200
LOOPNET INC                    COM              543524300      994   128200 SH       SOLE                   128200
MOODYS CORP                    COM              615369105     3341   126800 SH       SOLE                   126800
PLUM CREEK TIMBER CO INC       COM              729251108     1516    50900 SH       SOLE                    59000
RAYTHEON CO                    COM NEW          755111507     4967   111800 SH       SOLE                   111800
SOMANETICS CORP                COM NEW          834445405     4169   252515 SH       SOLE                   252515
SONUS NETWORKS INC             COM              835916107     1635  1015800 SH       SOLE                  1015800
SYNOPSYS INC                   COM              871607107     3936   201744 SH       SOLE                   201744
TIME WARNER INC                COM NEW          887317303     2256    89566 SH       SOLE                    89566
VALERO ENERGY CORP NEW         COM              91913Y100     1145    67800 SH       SOLE                    67800
WELLPOINT INC                  COM              94973V107     4463    87700 SH       SOLE                    87700